Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.19%
France–33.34%
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	94,000	$2,773,802
Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	46,988	6,424,020
Caisse Regionale de Credit Agricole Mutuel de Paris et d’Ile-de-France	55,078	5,822,441
Caisse Regionale de Credit Agricole Mutuel Nord de France	363,752	10,420,319
CNIM Groupe S.A.(a)	22,636	324,652
Credit Regionale de Credit Agricole Mutuel Sud Rhone Alpes-CCI	19,700	3,889,860
Gerard Perrier Industrie S.A.	169,171	8,814,436
HEXAOM	132,990	3,364,121
Infotel S.A.	165,203	5,693,305
Kaufman & Broad S.A.	304,000	9,430,683
Linedata Services(b)	400,997	8,656,885
Manutan International	52,230	2,348,953
Neurones	280,000	5,953,429
Total Gabon	26,924	2,886,106
		76,803,012
Georgia–2.05%
TBC Bank Group PLC	522,263	4,718,236
Germany–4.10%
CENIT AG	236,758	2,516,711
MorphoSys AG(a)	69,262	6,917,799
		9,434,510
Greece–1.08%
Karelia Tobacco Co., Inc. S.A.	9,265	2,493,281
Ireland–5.77%
Cpl Resources PLC	1,141,792	7,563,905
Origin Enterprises PLC	2,599,664	5,716,364
		13,280,269
Israel–5.39%
Hilan Ltd.	327,209	10,304,114
MIND C.T.I. Ltd.(b)	1,216,450	2,116,623
		12,420,737
Italy–2.48%
Gruppo MutuiOnline S.p.A.	339,000	5,712,881
Norway–1.78%
Wilh Wilhelmsen Holding ASA, Class A	419,539	4,110,611
Poland–1.70%
Warsaw Stock Exchange	469,720	3,915,514
Portugal–0.66%
Conduril - Engenharia S.A.	46,308	1,511,763
Shares		Value
Romania–7.72%
Banca Transilvania S.A.	10,699,882	$4,418,929
Fondul Proprietatea S.A.	31,920,001	8,064,338
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	833,512	5,301,802
		17,785,069
Russia–0.85%
Globaltrans Investment PLC(c)	46,000	242,894
Globaltrans Investment PLC, GDR(c)	325,000	1,722,500
		1,965,394
Singapore–0.29%
XP Power Ltd.	20,835	674,573
Switzerland–4.31%
Carlo Gavazzi Holding AG	12,625	2,667,884
Kardex AG	51,948	7,258,503
		9,926,387
United Kingdom–24.67%
City of London Investment Group PLC	900,000	3,608,037
Clarkson PLC	188,808	5,409,879
DCC PLC	58,026	3,659,669
Diploma PLC	430,327	8,586,148
Eurocell PLC(a)	1,809,000	4,334,436
Gamesys Group PLC(a)	872,982	7,913,928
IG Group Holdings PLC	376,684	3,225,932
Renew Holdings PLC	1,241,626	5,779,399
SafeStyle UK PLC(a)(b)	4,607,484	1,054,449
Savills PLC	570,369	5,834,448
Staffline Group PLC(a)	1,717,344	398,719
Ultra Electronics Holdings PLC	239,583	5,961,928
XLMedia PLC	5,425,000	1,047,119
		56,814,091
Total Common Stocks & Other Equity Interests (Cost $244,185,060)		221,566,328
Money Market Funds–4.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	3,771,323	3,771,323
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	2,816,085	2,814,958
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	4,310,084	4,310,084
Total Money Market Funds (Cost $10,897,368)		10,896,365
TOTAL INVESTMENTS IN SECURITIES—100.92% (Cost $255,082,428)		232,462,693
OTHER ASSETS LESS LIABILITIES–(0.92)%		(2,124,122)
NET ASSETS–100.00%		$230,338,571

Investment Abbreviations:
GDR	– Global Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended March 31, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2020	Dividend Income
Linedata Services	$12,298,813	$-	$(205,137)	$(3,360,016)	$(76,775)	$8,656,885	$-
MIND C.T.I. Ltd.	2,898,000	27,350	-	(808,727)	-	2,116,623	218,961
SafeStyle UK PLC	4,398,743	-	(182,521)	(866,894)	(2,294,879)	1,054,449	-
Total	$19,595,556	$27,350	$(387,658)	$(5,035,637)	$(2,371,654)	$11,827,957	$218,961

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $1,965,394, which represented less than 1% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco European Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
France	$—	$76,803,012	$—	$76,803,012
Georgia	—	4,718,236	—	4,718,236
Germany	—	9,434,510	—	9,434,510
Greece	2,493,281	—	—	2,493,281
Ireland	—	13,280,269	—	13,280,269
Israel	2,116,623	10,304,114	—	12,420,737
Italy	—	5,712,881	—	5,712,881
Norway	—	4,110,611	—	4,110,611
Poland	—	3,915,514	—	3,915,514
Portugal	1,511,763	—	—	1,511,763
Romania	—	17,785,069	—	17,785,069
Russia	1,722,500	242,894	—	1,965,394
Singapore	—	674,573	—	674,573
Switzerland	—	9,926,387	—	9,926,387
United Kingdom	—	56,814,091	—	56,814,091
Money Market Funds	10,896,365	—	—	10,896,365
Total Investments	$18,740,532	$213,722,161	$—	$232,462,693
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco European Small Company Fund